Warrant Liability	12 Months Ended
Sep. 30, 2024
Warrant liability [Abstract]
Warrant liability
16.	Warrant liability

	As at September 30, 2024
	Number	$

Public and Private Warrants	16,049,080	578,446
Vesting Sponsor Warrants	1,416,670	51,060
	17,465,750	629,506

Upon close of the acquisition of Prospector, the Company assumed through the Transactions, public warrants, private warrants and vesting sponsor warrants (“Public Warrants”, “Private Warrants” and “Vesting Sponsor Warrants”, collectively “the Prospector Warrants”) in connection with the BCA and plan of arrangement (Note 4).

The Warrants each entitle their holders to purchase one common share at an exercise price of US$11.17 per common share, which is variable in $CDN. Accordingly, they are classified as a liability rather than equity as the Warrants do not meet the ‘fixed for fixed’ requirement. The Public and Private Warrants are exercisable and will expire on December 21, 2030. The Vesting Sponsor Warrants are identical to the Public and Private Warrants, except that the Vesting Sponsor Warrants will be deemed vested in equal thirds upon the volume weighted average price of the common shares exceeding US$12.00, US$14.00 and US$16.00, respectively, for any 20 trading days within any consecutive 30 trading day period commencing at least 150 days following the closing. None of the Vesting Sponsor Warrants are redeemable by the Company.

The Warrants were initially recorded at their fair value (Note 28). The fair value of the Warrants is reassessed at the end of each reporting period with subsequent changes in fair value recognized through profit or loss. The Public Warrants are considered a level 1 financial instrument as the valuations at the end of each reporting period are based on the trading price of the Public Warrants on the Nasdaq, which are quoted and observable market prices. The Private Warrants are a level 2 financial instrument, as the valuations are based on the quoted and observable market prices of the Public Warrants. The Vesting Sponsor Warrants are a level 3 financial instrument, as the valuations are based on the quoted and observable market prices of the Public Warrants but also unobservable data.

The following table details the changes in warrant liability between December 21, 2023 and September 30, 2024:

Warrant liability
$
Balance, as at December 21, 2023 (issuance date)	1,746,575
Revaluation of warrant liability	(1,117,069)
Balance, as at September 30, 2024	629,506